RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)				12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Chief executive officer	Sep. 30, 2012 Controlling shares	Dec. 31, 2011 Controlling shares	Dec. 31, 2011 Interest on related party transactions	Dec. 31, 2010 Interest on related party transactions
Common stock issued to Chief Executive Officer				500,000
Controlling preferred shares sold by shareholder						200
Common stock issued in connection with the Acquisition of AFI					7,400,000
Preferred Stock, Voting Rights						Although the Preferred Stock carries no dividend, distribution, or liquidation rights, and is not convertible into common stock, each share of Preferred Stock carries 10,000,000 votes per share and is entitled to vote with the Company’s common stockholders on all matters upon which common stockholders may vote.
Due to related parties	$ 66,754	$ 29,254	$ 252,508
Accrued interest		$ 801,110	$ 942,380				$ 42,435	$ 102,229